Athena Value Fund
FUND SUMMARY
Investment Objective
The Athena Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 38 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Athena Value Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Athena Value Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		1.68%	2.43%	1.43%
Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver		1.50%	2.25%	1.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least August 31, 2016 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.50%,2.25% and 1.25% of average daily net assets attributable to Class A, Class C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Athena Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,058	1,419	2,434
Class C Shares	228	740	1,279	2,753
Class I Shares	127	435	765	1,698

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stock of issuers of any capitalization, which provide investment exposure to US domestic equity markets. However, the Fund may invest up to 10% of its net assets in securities of foreign issuers, and intends to make such investments primarily through American Depository Receipts (ADRs). The Fund may invest up to 10% of the Fund’s net assets in securities of foreign issuers, through its investments in ADRs.

The Fund’s adviser, Princeton Fund Advisors, LLC (the “Advisor”) is responsible for regulatory oversight of the Fund and oversight of the investment portfolio. The Advisor has delegated management of the Fund’s portfolio to AthenaInvest Advisors LLC (the “Sub-Adviser”). The Sub-Adviser is responsible for securities selection and trade execution.

The Sub-Adviser seeks to achieve the Fund’s investment objective by purchasing equity securities which it believes are trading below their true value. The Sub-Adviser uses a proprietary portfolio management approach which seeks to identify mispriced securities by measuring behavioral factors such as management confidence, analyst confidence, creditor confidence and market overreaction. Stocks are screened by the Sub-Adviser, which will evaluate many factors, including the following, when selecting an investment: (i) balance sheet ratios, (ii) projected earnings, (iii) sales and revenues, (iv) dividends, (v) price ratios, and (vi) trading volume. Securities that meet the Sub-Adviser’s criteria are then considered for inclusion in the portfolio based on overall portfolio construction metrics which include, but are not limited to, attractiveness relative to other securities which meet the criteria, potential dividend income and sector weightings.

The Sub-Adviser seeks to maintain investments among and across economic sectors under normal market conditions but may take more concentrated positions in certain sectors than its benchmark, the S&P 500 Index, depending on the aggregation of the portfolio’s individual security selections. The S&P 500 Index is an index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The Sub-Adviser will consider the following factors when selling investments in the Fund’s portfolio: (i) whether the securities continue to meet all of the investment criteria; (ii) attractiveness of the security versus other qualifying securities not currently in the portfolio; (iii) a reduced or complete elimination of dividend payment; and (iv) changes in equity market return expectations.

The Fund may also invest in publicly-traded Master Limited Partnerships (“MLPs”). MLPs are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. Holders of MLP units have limited control and voting rights on matters affecting the partnership. The Fund does not intend to invest in illiquid MLPS and will limit its investments in publicly traded MLPs to no more than 25% of net assets. The Fund may also hold money market instruments, cash, and other cash equivalents.

The Advisor’s investment oversight process combines risk management, due diligence and portfolio monitoring. The Advisor monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of the Advisor’s monitoring policies according to the Fund’s investment objectives, polices or restrictions. The Advisor has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio, however day-to-day management of the Fund is delegated to the Sub-Adviser as described above.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Distribution Policy

The level of distributions (including any return of capital) is not fixed but, except during periods of substantial asset growth, is expected to be in a range equivalent to 2% to 3.5% of the Fund’s current net asset value per share, expressed as an annual rate. For more information about the Fund’s distribution policy, please turn to “Distribution Policy and Goals” on page 7 of this Prospectus.

Manager-of-Managers Order

The Trust and the Advisor have requested that the Securities and Exchange Commission grant an order that would allow the Advisor tohire a sub-adviser or sub-advisers for various funds that it manages without shareholder approval (the “Order”). However, there is no guarantee that such an Order will be issued. Until that Order is granted, shareholder approval is required if the Advisor hires a sub-adviser or sub-advisers. If the Order is issued, certain conditions of the Order would need to be met before the Order could be relied upon with respect to this Fund.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Distribution Policy Risk: The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

• Foreign Investment Risk: Foreign investing in equity securities or notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Interest Rate Risk: A rise in interest rates can cause a decline in the value of any Master Limited Partnerships owned by the Fund.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations.

• Management Risk: The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the judgments about the potential performance of the Fund’s investment portfolio, within the Fund’s investment policies and risk parameters, may prove incorrect and may not produce the desired results.

• Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities which may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by price trends in energy commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

• Master Limited Partnership and Related Securities Risk: The Fund may Invest in Master Limited Partnership (“MLPs”) or MLP-related securities, which involve risks different from those of investing in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

○ MLP Tax Risk. MLPs typically do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market in general.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.athenavaluefund.com or by calling 1-888-868-9501